SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Accrued interest	$ 118	$ 147	$ 233
Accrued non-income taxes	38	34	31
Other	110	103	98
Total other current liabilities	$ 266	$ 291	$ 378